ORGANIZATION AND BASIS OF FINANCIAL STATEMENTS	12 Months Ended
Mar. 31, 2013
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.	ORGANIZATION AND BASIS OF FINANCIAL STATEMENTS

Highway Holdings Limited (the "Company") was incorporated in the British Virgin Islands on July 20, 1990. It operates through its subsidiaries operating in the Hong Kong Special Administrative Region ("Hong Kong") and Shenzhen (comprising Long Hua) of the People's Republic of China ("China").

The Company and its subsidiaries (collectively referred as the "Group") are engaged in manufacturing and sale of metal, plastic and electronic parts and components. The Group's manufacturing activities are principally conducted in Shenzhen of China and its selling activities are principally conducted in Hong Kong. The Group previously conducted manufacturing activities in Pinghu and Wuxi of China. The manufacturing operations Pinghu were transferred to Long Hua in April 2010, and the manufacturing operations in Wuxi were disposed of in December 2010.

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP").

In December 2010, the Group disposed 71% equity interest in Kayser Technik Limited and its subsidiary, Kayser Wuxi Metal Precision Manufacturing Limited ("Kayser Wuxi"), (collectively referred as "KTL") for a cash consideration of $208 to an independent third party and recognized a gain of $37 on disposal during the year ended March 31, 2011. Following is the calculation for gain on disposal of KTL:

$

Proceeds from disposal	208
Less: Net assets of KTL as of disposal date	(171)

Gain on disposal of KTL	37

Cashflow arising from disposal of KTL:
- Cash proceeds received from disposal	208
- Cash and cash equivalents disposed	(40)
168

The Group commenced a reorganization to restructure its operations in April 2011. As part of this reorganization, the Group (i) has formed a wholly Foreign Owned Enterprise ("WFOE"), Nissin Metal and Plastic (Shenzhen) Company Limited ("Nissin Shenzhen"), on May 18, 2011, and (ii) transformed and transferred the operations of a subsidiary, Nissin Precision Metal Manufacturing Limited ("Nissin HK"), to Nissin Shenzhen in November 2011. The reorganization does not have a material impact on the Company's consolidated financial statements.